Financial instruments and fair value	12 Months Ended
Dec. 31, 2017
Disclosure of financial instruments and fair value [Line Items]
Disclosure of financial instruments [text block]
14.	Financial instruments and fair value

Financial assets and liabilities have been classified into categories that determine their basis of measurement and, for items measured at fair value, whether changes in fair value are recognized in the statement of income or comprehensive income. Those categories are: loans and receivables, other financial liabilities and financial assets measured at fair value through profit or loss.

The following table summarizes the carrying value of financial assets and liabilities at December 31, 2017 and 2016:

December 31,	2017	2016
	$	$
Fair value through profit and loss
Investments at fair value (note 7)	13,614,050	12,307,860
Loans and receivables
Cash	3,642,328	4,575,119
Short-term investment	271,455	3,352,062
Receivables	25,713	169,380
Due from related parties	38,945	223,672
Other Financial Liabilities
Accounts payable	186,635	211,424

Fair value measurement

As at December 31, 2017 and 2016, financial instruments that are not measured at fair value on the balance sheet are represented by cash, short-term investments, receivables, due from related parties, account payable and accrued liabilities, and due to related parties. The fair values of these financial instruments approximate their carrying value due to their short-term nature.

Financial assets and liabilities that are recognized on the balance sheet at fair value can be classified in a hierarchy that is based on the significance of the inputs used in making the measurements. The levels in the hierarchy are:

Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 - inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices); and

Level 3 - inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

The Company's financial assets measured at fair values through profit or loss are as follows:

December 31, 2017	Level 1	Level 2	Level 3
	$	$	$
Investment at fair value	12,866,912	-	747,138

Fair value of investments classified as level 3 are reconciled as follows:

	December 31, 2016	Additions	December 31, 2017	Unrealized gain (loss) recognized in profit or loss
	$	$	$	$
400,000 units of EI Olivar (Note 7)	537,860	-	502,138	(35,722)

1,071,428 share purchase warrants of Hudson Resources Inc.("HUD"), a Canadian public company	-	150,000	245,000	95,000

During 2017, the amount of unrealized gain associated with level 3 financial instrument that have been recognized in the profit and loss, the gain or loss recognized in other comprehensive income (loss), and the amounts transfer in and out of level 3 financial instruments were $95,000, $Nil and $Nil respectively.

The fair value of the investment in EI Olivar on December 31, 2017 was US$400,000 ($502,138) which was estimated based on latest market transaction value of this investment, which was from December 2016 (US$400,000 or $537,860), when the Company first acquired the investment.

The fair value of this investment on December 31, 2017 only changed as a result of movements in foreign exchange, as there are no significant events identified during 2017 resulting in a change in fair value of EI Olivar. The principal business of EI Olivar is to construct and operate a processing manufacturing plant of gold mining ores and tailings in Peru. A change in the strength of Peru’s currency relative to Canadian dollars, a change in the price of gold, and receipt of all the required permits for the construction and operation of the processing plant will impact the fair value of this investment. No significant change was noted in these areas in 2017.

The Company has used Black-Scholes option pricing models to value those 1,071,428 share purchase warrant of HUD with the following assumptions applied: Annual volatility of 85%; risk free rate of 1.66% per annum; exercise price of $0.25 per share; expected dividend of 0%, and expected life of 2.2 years. The share price of HUD, and the above factors will have significant impacts to the fair value of the share purchase warrants.

Financial risk factors

The Company’s activities expose it to a variety of financial risks: market risk (including price risk, currency risk and interest rate risk), credit risk and liquidity risk. Risk management activities are carried out by management, who identifies and evaluates the financial risks.

Credit risk

Counterparty credit risk is the risk that the financial benefits of contracts with a specific counterparty will be lost if the counterparty defaults on its obligations under the contract. This includes any cash amounts owed to the Company by these counterparties, less any amounts owed to the counterparty by the Company where a legal right of set-off exists and also includes the fair value contracts with individual counterparties which are recorded in the consolidated financial statements. The Company considers the following financial assets to be exposed to credit risk:

⋅	Cash and cash equivalents– In order to manage credit and liquidity risk the Company places its cash in two major financial institutions in Canada (subject to deposit insurance up to $100,000).

⋅	Short-term investment – The Company places all of its short-term investment, mainly term deposits, with a major financial institution in Canada.

Market price risk

Price risk is the risk that the fair value of an investment measured at FVTPL will fluctuate because of changes in market prices (other than those arising from foreign currency risk or interest rate risk). The Company’s investments at fair value at public entities are subject to price risk.

The Company's private market investments are also subject to price risk as they are impacted by many general and specific market variables.

A 10% increase/decrease in the value of all public equity and private market investments would result in an approximate increase/decrease in the value of public and private market exposure and unrealized gain/loss in the amount of approximately $1.36 million.

Foreign exchange risk

The Company’s functional currency is the Canadian dollar. The foreign currency risk is related to US dollar funds and investments denominated in US dollars held in the entity. Therefore the Company’s net earnings are impacted by fluctuations in the valuation of the US dollar in relation to the Canadian dollar.

As at December 31, 2017, the Company had cash of $3.6 million and investment at fair value of $0.48 million that were demoninated in US dollar. A 10% change in the currency exchange rate (US dollar to Canadian dollar) will affect the Company’s result of operations by approximately $0.41 million. The Company does not have any currency hedges for its foreign exchange exposure.

Interest rate risk

Financial instruments that expose the Company to interest rate risk are cash and cash equivalents and short-term investments.

The Company holds short-term investments such as guaranteed investment certificates at fixed interest rates. As a result, the Company is not exposed to significant interest rate risk.

Minco Silver Corp [Member]
Disclosure of financial instruments and fair value [Line Items]
Disclosure of financial instruments [text block]
15.
Financial instruments and fair values

The following table shows the carrying values of the Company’s financial assets and liabilities as at December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
	$	$
Loans and receivables
Cash and cash equivalents	22,102,526	20,195,199
Short-term investments	25,338,081	31,410,880
Receivables	612,140	541,293
Due from related parties	-	163,167

	December 31, 2017	December 31, 2016
	$	$
Other financial liabilities
Due to related party	27,523	205,145
Accounts payable and accrued liabilities	474,699	424,635
Accounts payable to minority shareholders	164,000	-

Financial assets and liabilities that are recognized on the balance sheet at fair value can be classified in a hierarchy that is based on the significance of the inputs used in making the measurements. The levels in the hierarchy are:

Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 - inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices); and

Level 3 - inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

Financial instruments that are not measured at fair value on the balance sheet are represented by cash and cash equivalent, short-term investments, receivables, due to and from related parties, account payable and accrued liabilities. The fair values of these financial instruments approximate their carrying value due to their short-term nature.

Financial risk factors

The company’s activities expose it to a variety of financial risks: market risk (including currency risk and interest rate risk), and liquidity risk. Risk management activities are carried out by management, who identifies and evaluates the financial risks.

Foreign exchange risk

The functional currency of Minco Silver is the Canadian dollar and the functional currency of its Chinese subsidiaries is RMB. Most of the foreign currency risk is related to US dollar funds held by Minco Silver and its Chinese subsidiaries. Therefore, the Company’s net loss is impacted by fluctuations in the valuation of the US dollar in relation to the Canadian dollar and RMB.

The Company does not hedge its exposure to currency fluctuations. The Company has completed a sensitivity analysis to estimate the impact that a change in foreign exchange rates would have on the net loss of the Company, based on the Company’s net US$15.8 million monetary assets at year-end.  This sensitivity analysis shows that a change of +/- 10% in US$ foreign exchange rate would have a -/+ US$1.6 million impact on net loss.

Interest rate risk

Financial instruments that expose the Company to interest rate risk are cash and cash equivalents and short-term investments.

The Company mainly holds short-term investments such as guaranteed investment certificates at fixed interest rates. As a result, the Company is not exposed to significant interest rate risk.

Liquidity risk

Liquidity risk includes the risk that the Company cannot meet its financial obligations as they fall due. The Company has in place a planning and budgeting process to help determine the funds required to support the Company’s normal operating requirements and its exploration and development plans. The annual budget is approved by the Company’s board of directors. The Company ensures that there are sufficient cash balances to meet its short-term business requirements. As at December 31, 2017, the Company has a positive working capital of approximately $47.6 million and therefore has sufficient funds to meet its current operating and exploration and development obligations. However, the Company will require significant additional funds to complete its plans for the construction of the Fuwan project.